Leases (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Text Block [Abstract]
Schedule of supplemental balance sheet information related to the operating leases
	As of August 31, 2020	As of August 31, 2021
	RMB	RMB
ROU assets	1,816,721	1,773,773
Operating lease liabilities—current	196,129	123,215
Operating lease liabilities—non – current	1,662,928	1,752,667
Weighted-average remaining lease term	13.78	14.06
Weight-average discount rate	3.72%	4.21%

Schedule of components of lease costs of these operating leases
	For the Year Ended August 31, 2020	For the Year Ended August 31, 2021
	RMB	RMB
Operating lease cost for fixed payments	205,120	238,773
Short - term lease costs	52,600	5,509
Variable lease costs	(2,516)	(3,073)
Total lease costs	255,204	241,209

Schedule of supplemental cash flow information related to the operating leases
	For the Year Ended August 31, 2020	For the Year Ended August 31, 2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	186,643	196,075
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities	74,054	165,410
Decrease of ROU assets for early terminations	(7,322)	(13,724)

Schedule of future minimum lease payments under the Group's non-cancelable operating lease
Operating leases
Fiscal year ending
August 2022	200,148
August 2023	178,735
August 2024	175,264
August 2025	197,309
August 2026	193,305
August 2027 and thereafter	1,564,513
Total future undiscounted lease payments	2,509,274
Less : imputed interest	(633,392)
Total present value of operating lease liabilities	1,875,882